Profit or Loss Before Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Non-PRC USD ($)	Dec. 31, 2013 Non-PRC CNY	Dec. 31, 2012 Non-PRC CNY	Dec. 31, 2011 Non-PRC CNY	Dec. 31, 2013 PRC USD ($)	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY
Schedule of Income Before Income Tax [Line Items]
Profit (loss) from continuing operations before income taxes	$ (6,058)	(36,679)	93,815	59,616	$ (27,263)	(165,039)	(74,140)	(4,912)	$ 21,205	128,360	167,955	64,528